Financial assets and liabilities - Schedule of Currency Exposures (Details) - Jun. 30, 2023 ₱ in Millions, $ in Millions, $ in Millions	USD ($)	CAD ($)	PHP (₱)
Currency risk | 2023 | Cash flow | Loans | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 1,217
Currency risk | 2023 | Cash flow | Loans | AMOUNT TO PAY | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 1,608
Currency risk | 2023 | Cash flow | Commercial paper | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	350
Currency risk | 2023 | Cash flow | Commercial paper | AMOUNT TO PAY | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		468
Currency risk | 2023 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	432
Currency risk | 2023 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount | ₱			₱ 1,538
Currency risk | 2023 | Cash flow | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		537
Currency risk | 2023 | Cash flow | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		36
Currency risk | 2024 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	824
Currency risk | 2024 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount | ₱			₱ 2,885
Currency risk | 2024 | Cash flow | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		1,046
Currency risk | 2024 | Cash flow | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy Philippines Peso Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		69
Currency risk | 2025 | Cash flow | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	60
Currency risk | 2025 | Cash flow | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		78
Interest rate risk | 2023 | Economic | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	78
Interest rate risk | 2023 | Economic | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		98
Interest rate risk | 2023 | Call options | Economic | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	116
Interest rate risk | 2023 | Call options | Economic | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		112
Interest rate risk | 2023 | Call options | Economic | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		155
Interest rate risk | 2023 | Call options | Economic | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	78
Interest rate risk | 2023 | Put options | Economic | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	165
Interest rate risk | 2023 | Put options | Economic | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		214
Interest rate risk | 2024 | Economic | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	130
Interest rate risk | 2024 | Economic | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		171
Interest rate risk | 2024 | Call options | Economic | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	244
Interest rate risk | 2024 | Call options | Economic | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		225
Interest rate risk | 2024 | Call options | Economic | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		327
Interest rate risk | 2024 | Call options | Economic | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy Canadian Dollar Sell United States Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	156
Interest rate risk | 2024 | Put options | Economic | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	519
Interest rate risk | 2024 | Put options | Economic | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		675
Interest rate risk | 2024 | Options | Economic | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	120
Interest rate risk | 2024 | Options | Economic | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		153
Interest rate risk | 2025 | Call options | Economic | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	540
Interest rate risk | 2025 | Call options | Economic | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		694
Interest rate risk | 2025 | Put options | Economic | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	360
Interest rate risk | 2025 | Put options | Economic | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		461
Interest rate risk | 2025 | Options | Economic | Anticipated transactions | AMOUNT TO RECEIVE | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 60
Interest rate risk | 2025 | Options | Economic | Anticipated transactions | AMOUNT TO PAY | Foreign Currency Forward Contract Buy United States Dollar Sell Canadian Dollar
Disclosure of detailed information about hedged items [line items]
Notional amount		$ 78